Note 16 - Commitments and Contingencies (Detail) (EUR €) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 07, 2007	Dec. 31, 2012
Capital Leased Assets Payments Frequency	60 months
Other Commitment		€ 7,060
Lab Equipment [Member]
Capital Lease Term	5 years
Capital Lease Obligations, Noncurrent	218
Capital Lease Installments	4
Laboratory Equipment [Member]
Capital Lease Term	5 years
Capital Lease Obligations, Noncurrent	110
Capital Lease Installments	2
Capital Leased Assets Payments Frequency	60 months